Condensed Consolidating Financial Statements (Tables)	12 Months Ended
Dec. 31, 2012
Condensed Consolidating Financial Statements [Abstract]
Schedule Of Condensed Consolidated Statements Of Income

	For the Year Ended December 31, 2012
	Issuer	Co-Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(In thousands)
Operating revenues	$—	$—	$213,961	$25,502	$—	$239,463
Operating expenses	607	—	150,631	12,365	—	163,603
Operating income (loss)	(607)	—	63,330	13,137	—	75,860
Interest and debt expense	(33,388)	—	(230)	(2,147)	—	(35,765)
Income (loss) before income tax	(33,995)	—	63,100	10,990	—	40,095
Income tax expense	—	—	1,206	—	—	1,206
Income (loss) before earnings from consolidated
subsidiaries	(33,995)	—	61,894	10,990	—	38,889
Earnings (loss) from consolidated subsidiaries	72,884	—	—	—	(72,884)	—
Net income (loss)	38,889	—	61,894	10,990	(72,884)	38,889
General partner's interest in net income	22,218	—	—	—	—	22,218
Limited partner's interest in net income (loss)	$16,671	$—	$61,894	$10,990	$(72,884)	$16,671

Schedule Of Condensed Consolidated Balance Sheet

	As of December 31, 2012
	Issuer	Co-Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
			(In thousands)
ASSETS
Current assets
Cash and cash equivalents	$21	$—	$—	$90	$—	$111
Accounts receivable	608	—	14,515	6,513	—	21,636
Accounts receivable - related party	366,405	1	22,587	—	(365,238)	23,755
Insurance receivable	—	—	2,920	—	—	2,920
Prepaid expenses and other	584	—	1,357	—	—	1,941
Total current assets	367,618	1	41,379	6,603	(365,238)	50,363
Investment in consolidated affiliates	1,041,936	—	—	—	(1,041,936)	—
Property, plant and equipment – net	8,519	—	775,852	155,475	—	939,846
Intangible assets – net	—	—	163,021	338,359	—	501,380
Goodwill	—	—	95,031	—	—	95,031
Deferred financing costs, net	17,149	—	—	5,379	—	22,528
Other assets	20	—	1,301	—	—	1,321
Total assets	$1,435,242	$1	$1,076,584	$505,816	$(1,407,174)	$1,610,469

LIABILITIES AND PARTNERS'
CAPITAL/MEMBERS' EQUITY

Current liabilities
Accrued additions to property, plant and
equipment	$—	$—	$3,829	$5,384	$—	$9,213
Capital leases	429	—	3,433	—	—	3,862
Deferred revenue	—	—	—	2,634	—	2,634
Accounts payable - related party	536	—	367,682	108	(365,238)	3,088
Accounts payable, accrued expenses and other
liabilities	15,547	—	11,876	2,294	—	29,717
Total current liabilities	16,512	—	386,820	10,420	(365,238)	48,514
Long-term debt	558,161	—	—	127,000	—	685,161
Long-term capital leases	960	—	2,201	—	—	3,161
Asset retirement obligations	—	—	13,188	836	—	14,024
Partners'/members' equity	859,609	1	674,375	367,560	(1,041,936)	859,609
Total liabilities and partners'
capital/members' equity	$1,435,242	$1	$1,076,584	$505,816	$(1,407,174)	$1,610,469

Schedule Of Condensed Consolidated Statement Of Cash Flows

	For the Year Ended December 31, 2012
	Issuer	Co-Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries		Eliminations	Consolidated
	(In thousands)
Net cash provided by (used in)
operating activities	$(23,613)	$—		$112,880	$16,645	$(3,847)	$102,065
Investing activities:
Acquisitions, net of cash
acquired	(87,247)	—		—	(476,718)	—	(563,965)
Capital expenditures	(1,052)	—		(34,441)	(17,079)	—	(52,572)
Acquisition of interest in CMM	(131,250)	—		—	—	131,250	—
Capital distribution from
consolidated affiliate	2,604	—		—	—	(2,604)	—
Proceeds from sale of property,
plant and equipment	—	—		20	—		20
Change in advances to
affiliates, net	75,825	—		—	—	(75,825)	—
Net cash provided by (used in)
investing activities	(141,120)	—		(34,421)	(493,797)	52,821	(616,517)
Financing activities:
Proceeds from issuance of
senior notes	151,500	—		—	—	—	151,500
Proceeds from revolving
credit facility	411,700	—		—	143,500	—	555,200
Repayment of revolving
credit facility	(517,500)	—		—	(16,500)	—	(534,000)
Payment of Tristate
Acquisition deferred
payment	(7,839)	—		—	—	—	(7,839)
Payments on capital leases	(359)	—		(2,634)	—	—	(2,993)
Deferred financing costs paid	(4,994)	—		—	(6,328)	—	(11,322)
Proceeds from issuance of
common units, net	217,483	—		—	—	—	217,483
Contributions received	5,930	—		—	375,000	(131,250)	249,680
Distributions paid	(91,558)	—			(18,430)	6,451	(103,537)
Change in advances from
affiliates, net	—	—		(75,825)	—	75,825	—
Taxes paid for equity-based
compensation vesting	(406)	—		—	—	—	(406)
Net cash provided by (used in)
financing activities	163,957	—		(78,459)	477,242	(48,974)	513,766
Change in cash and cash equivalents	(776)	—		—	90	—	(686)
Cash and cash equivalents at
beginning of period	797	—		—	—	—	797
Cash and cash equivalents at end of
period	$21	$—	$	— $	90	$—	$111